Trade Receivables - Summary of Allowance for Lifetime Expected Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 6,813	₨ 10,299
Additions / (write-back), net (Refer to Note 25)	640	(604)
Charged against allowance	(1,078)	(3,302)
Translation adjustment	(59)	420
Balance at the end of the year	₨ 6,316	₨ 6,813